SUMMARY OF SIGNIFICANT ACCOUNTING POL (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 12, 2021	Feb. 11, 2021
FDIC insured amount		$ 250,000		$ 250,000	$ 250,000
Potentially un-collectable accounts				26,000	0	$ 0
Net operating loss carry-forward		(5,756,445)		(5,756,445)	(4,324,061)
Inventory		$ 150,000		$ 150,000	$ 0
Additional warrants convertible, shares				740,305	390,000
Deferred tax assets future periods				20 years	20 years
Conversion of notes into common share					1,011,500
Common stock shares outstanding		12,662,134		12,662,134	12,508,011
Valuation allowance		$ (1,208,853)		$ (1,208,853)	$ (908,053)	(662,213)
Federal tax rate	21.00%			21.00%	35.00%
Statutory rate				21.00%	21.00%
Deferred tax assets		1,208,853		$ 1,208,853	$ 908,053	662,213
Reserve of obsolete inventory					0	0
Deferred revenue		$ 198,434		$ 198,434	$ 149,966	$ 0
Weighted average common shares basic		12,662,134	12,508,011		12,508,011	12,508,011
Additional common shares		1,327,778		1,327,778	390,000
Additional common warrants		1,004,273		1,004,273
Preferred stock, shares issued		310,000		310,000	0
Preferred Stock, shares par value		$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
XLR Medical Corp [Member]
Assets, net business acquisition		$ (30,000)		$ (30,000)
Par value, transaction cost		$ 0.00001		$ 0.00001
Series B Preferred Stock [Member]
Preferred stock, shares issued		800		800	0
Preferred Stock, shares par value		$ 0.00001		$ 0.00001	$ 0.00001
Series C Preferred Stock [Member]
Preferred stock, shares issued		310,000		310,000	0
Preferred Stock, shares par value		$ 0.00001		$ 0.00001	$ 0.00001
Series A Preferred Stock [Member]
Preferred stock, shares issued		10,000		10,000	0
Preferred Stock, shares par value		$ 0.00001		$ 0.00001	$ 0.00001
CBD Brand Partners [Member] | Series B Preferred Stock [Member]
Prederred stock shares received upon merger								800
Preferred stock, shares issued							800
Preferred Stock, shares par value							$ 0.00001
CBD Brand Partners [Member] | Series C Preferred Stock [Member]
Prederred stock shares received upon merger								1,200,000
CBD Brand Partners [Member] | Series A Preferred Stock [Member]
Prederred stock shares received upon merger								10,000
Preferred stock, shares issued							10,000
Preferred Stock, shares par value							$ 0.00001